As Filed with the Securities and Exchange Commission on June 24, 2002
                                                               File No. 333-____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __
                       [ ] Post-Effective Amendment No. __


                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139
                                _________________

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601
                               _________________

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         It is proposed that this filing will become effective on July 24, 2002 pursuant to Rule 488.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60601
                              ABN AMRO GROWTH FUND
                            ABN AMRO SMALL CAP FUND
                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 29, 2002

     Notice is hereby given that a Special Meeting of Shareholders of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund, each a series of the ABN AMRO Funds (each a "Selling Fund" and collectively, the "Selling Funds"), will be
held at                , on August 29, 2002 at      , Central time, for the
purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and liabilities of the ABN AMRO Growth Fund to the ABN AMRO/ Chicago Capital Growth Fund in return for shares of the ABN AMRO/Chicago Capital Growth Fund and the transfer of the assets and liabilities of the ABN AMRO Small Cap Fund to the ABN AMRO/TAMRO Small Cap Fund in return for shares of the ABN AMRO/TAMRO Small Cap Fund (the "Reorganization"). Each Selling Fund will then be terminated as soon as practicable thereafter.

Proposal 1:  To approve an Agreement and Plan of Reorganization (attached hereto as Exhibit A) providing for the transfer of all of the assets and all liabilities of: (a) the ABN AMRO Growth Fund to the ABN AMRO/Chicago Capital Growth Fund; and (b) the ABN AMRO Small Cap Fund to the ABN AMRO/TAMRO Small Cap Fund in exchange for ABN AMRO/Chicago Capital Growth Fund shares and ABN AMRO/TAMRO Small Cap Fund shares, respectively, and the shares so received will be distributed to shareholders of the applicable Selling Fund.

Proposal 2:  The transaction of such other business as may properly be brought before the meeting.

     Shareholders of record of the Selling Funds as of the close of business on July 19, 2002 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of each Selling Fund will vote separately, and the proposed Reorganization will be effected as to a particular Selling Fund only if that Fund's shareholders approve the proposal.

     Shareholders are requested to execute and return promptly the accompanying proxy card, which is being solicited by the Board Of Trustees of ABN AMRO Funds. You may execute the proxy card using the methods described in the proxy card. Executing the proxy card is important to ensure a quorum at the meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the meeting and voting in person.

By Order of the Board of Trustees

[Name]
[Title]
ABN AMRO Funds
July 31, 2002

                           PROXY STATEMENT/PROSPECTUS
                              DATED JULY 31, 2002
                  RELATING TO THE ACQUISITION OF THE ASSETS OF
                ABN AMRO GROWTH FUND AND ABN AMRO SMALL CAP FUND
                        BY AND IN EXCHANGE FOR SHARES OF
                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                AND ABN AMRO/TAMRO SMALL CAP FUND, RESPECTIVELY
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of the ABN AMRO Funds (the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund (each an "Selling Fund" and collectively, the "Selling Funds"), to be held on Thursday, August 29,
2002 at           Central time, at           . At the Meeting, shareholders of
each Selling Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Agreement"), that will result in the transfer of all the assets and liabilities of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund to the ABN AMRO/Chicago Capital Growth Fund and ABN AMRO/TAMRO Small Cap Fund, respectively, in return for shares of the ABN AMRO/Chicago Capital Growth Fund and ABN AMRO/ TAMRO Small Cap Fund, respectively (the "Reorganization"). The ABN AMRO/Chicago Capital Growth Fund and the ABN AMRO/TAMRO Small Cap Fund are each referred to as an Acquiring Fund and collectively, the Acquiring Funds. Each Selling Fund will then be terminated.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each Selling Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated July 31, 2002, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the ABN AMRO Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Reorganization Agreement provides that each of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund will transfer all of its assets and liabilities to the ABN AMRO/Chicago Capital Growth Fund and ABN AMRO/TAMRO Small Cap Fund, respectively, in exchange for shares of the ABN AMRO/Chicago Capital Growth Fund and ABN AMRO/TAMRO Small Cap Fund, respectively, in an amount equal in value to the aggregate net assets of the applicable Selling Fund. These transfers are
expected to occur at           Central time (the "Effective Time") on September
7, 2002 (the "Closing Date").

     Immediately after the transfer of each Selling Fund's assets and liabilities, each Selling Fund will make a liquidating distribution to its shareholders of the Acquiring Fund's shares received, so that a holder of shares in a Selling Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund immediately before the Effective Time. At the Effective Time, shareholders of the ABN AMRO Growth Fund will become shareholders of the ABN AMRO/Chicago Capital Growth Fund and shareholders of the

ABN AMRO Small Cap Fund will become shareholders of the ABN AMRO/TAMRO Small Cap Fund. Each Selling Fund will then be terminated.

     The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). ABN AMRO Asset Management
(USA) LLC ("AAAM") is the investment adviser to the Selling Funds. AAAM is an indirect, wholly-owned subsidiary of ABN AMRO Bank N.V. Chicago Capital Management, Inc. is the investment adviser to the ABN AMRO/Chicago Capital Growth Fund. Chicago Capital Management is a member of the ABN AMRO group of companies. TAMRO Capital Partners LLC is the investment adviser to the ABN AMRO/TAMRO Small Cap Fund. TAMRO is a subsidiary of ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Services, Inc., an affiliate of AAAM, serves as administrator to the ABN AMRO Funds and PFPC, Inc. serves as the sub-administrator and transfer agent. ABN AMRO Distribution Services (USA) Inc. serves as the ABN AMRO Funds' principal underwriter.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Funds, see the ABN AMRO Funds' prospectus and statement of additional information dated March 1, 2002, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the ABN AMRO Funds participating in the Reorganization. No other parts of the prospectus or statement of additional information are incorporated herein. A copy of the prospectus for the ABN AMRO/Chicago Capital Growth Fund and the ABN AMRO/ TAMRO Small Cap Fund accompanies this Proxy Statement/Prospectus. A copy of the statement of additional information for the ABN AMRO Funds is available upon request and without charge by calling 1-800-922-8151.

     This Proxy Statement/Prospectus is expected to be sent to shareholders on or about July 31, 2002.

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
Synopsis....................................................     1
Information Relating to the Reorganization..................    10
Federal Income Taxes........................................    11
Capitalization..............................................    12
Reasons for the Reorganization..............................    12
Shareholder Rights..........................................    12
Additional Information......................................    13
Voting Matters..............................................    14
Other Business..............................................    15
Shareholder Inquiries.......................................    16

Exhibit A -- Agreement and Plan of Reorganization

Exhibit B -- Management's Discussion of the ABN AMRO/Chicago Capital Growth Fund's Performance

Exhibit C -- Management's Discussion of the ABN AMRO/TAMRO Small Cap Fund's Performance

                                    SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment risks, and distribution, purchase, exchange and redemption procedures of the ABN AMRO Growth Fund with those of the ABN AMRO/Chicago Capital Growth Fund and the ABN AMRO Small Cap Fund with those of the ABN AMRO/TAMRO Small Cap Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     Background. Pursuant to the Reorganization Agreement (a form of which is attached hereto as Exhibit A), each of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund will transfer all of its assets and liabilities to the ABN AMRO/Chicago Capital Growth Fund and the ABN AMRO/TAMRO Small Cap Fund, respectively, solely in exchange for voting shares of the ABN AMRO/Chicago Capital Growth Fund and the ABN/AMRO/TAMRO Small Cap Fund, respectively. Each Selling Fund will distribute the shares that it receives to its shareholders. Each Selling Fund will then be terminated. The result of the Reorganization is that shareholders of the ABN AMRO Growth Fund will become shareholders of the ABN AMRO/Chicago Capital Growth Fund and shareholders of the ABN AMRO Small Cap Fund will become shareholders of the ABN AMRO/TAMRO Small Cap Fund. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganization at a meeting held on June 20, 2002. After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "Reasons for the Reorganization"), the Board has concluded that the Reorganization would be in the best interests of each Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF EACH REORGANIZATION.

     Federal Income Tax Consequences. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Selling Funds nor their shareholders will recognize gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

     Distributions. Before the Reorganization, each Acquired Fund expects to distribute ordinary income and capital gains, if any, to its shareholders.

THE TRUST

     The Trust is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Delaware business trust on September 10, 1993. The ABN AMRO Funds offer up to five classes of shares, Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five Classes differ with respect to distribution fees and shareholder servicing costs, as set forth in the ABN AMRO Funds' prospectuses. Only Class N shares are participating in the Reorganization.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     This section will help you compare the investment objectives and policies of each Acquiring Fund with its corresponding Selling Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectus.

                    ABN AMRO/CHICAGO CAPITAL GROWTH FUND --
                              ABN AMRO GROWTH FUND

     While the Funds have similar investment objectives and policies, there are some differences. The ABN AMRO/Chicago Capital Growth Fund seeks long-term return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds. The ABN AMRO Growth Fund seeks total return primarily through capital appreciation. Although each Fund has a large-cap focus and uses a bottom-up approach to investing, the Funds differ with respect to the types of securities in which they invest. The ABN AMRO/Chicago Capital Growth Fund invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. The ABN/AMRO Growth Fund invests in common stocks and other equity securities of U.S. companies that have above average earnings growth rates and appear to have strong prospects for capital appreciation.

     The portfolio manager of the ABN AMRO/Chicago Capital Growth Fund identifies stocks of companies with market capitalizations over $3 billion and with higher sales and operating earnings growth, more stable earnings growth rates, lower debt-to-capital ratios, and higher returns on equity than the S&P 500 Index averages. The portfolio manager of the ABN AMRO/Chicago Capital Growth Fund also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager of the ABN AMRO/Chicago Capital Growth Fund assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors. In selecting broadly diversified investments in various industry sectors, the portfolio manager of the ABN AMRO Growth Fund seeks a fundamental understanding of each company by examining a combination of factors including favorable valuation, price appreciation, price strength over time, positive earnings changes, earnings surprises and accelerated earnings. The portfolio manager of the ABN AMRO Growth Fund combines this fundamental understanding of the companies with quantitative screens that focus on earnings consistency and momentum. The portfolio manager of the ABN AMRO Growth Fund also focuses on companies that have a competitive advantage in their particular industry or sector.

     As secondary investment strategies in seeking to achieve their investment objectives, both Funds may invest in American Depositary Receipts
(ADRs)/European Depositary Receipts (EDRs), commercial paper and securities of other investment companies, derivatives (options, forwards, futures, swaps) for hedging purposes, Rule 144A securities and U.S. government securities. Each Fund may also invest all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements, for temporary defensive reasons. Although it typically does not do so, the ABN AMRO/Chicago Capital Growth Fund may also invest in asset/mortgage-backed securities, junk bonds and collateralized mortgage obligations (CMOs).

                        ABN AMRO/TAMRO SMALL CAP FUND --
                            ABN AMRO SMALL CAP FUND

     While the Funds have the same investment objectives and similar policies, there are some differences. Each Fund seeks to provide long-term capital appreciation. Under normal market conditions, each Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies. The ABN AMRO/TAMRO Small Cap Fund defines small capitalization companies as those with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities for the ABN AMRO/TAMRO Small Cap Fund, the portfolio manager looks for above average earnings growth, unrecognized valuation, high quality management and solid and improving fundamentals. In selecting securities for the ABN AMRO Small Cap Fund, the portfolio manager selects securities that are diversified across many industry selectors, based on a range of financial criteria including above average sales or earnings growth, relatively low price to earnings and price to book ratios, solid and improving fundamentals and competitive advantage in industry or market niche. The ABN AMRO Small Cap Fund generally will not devote more than 75% of its assets to either the growth or value strategy at one time.

     In the course of implementing its principal investment strategy, each Fund may experience a relatively high turnover rate (over 100%). The ABN AMRO/TAMRO Small Cap Fund may also invest in securities outside the small-cap range and cash-equivalent securities. Each Fund may invest in real estate investment trusts (REITs) which are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. As secondary investment strategies in seeking to achieve their investment objectives, both Funds may invest in commercial paper and securities of other investment companies, derivatives (options, forwards, futures, swaps) for hedging purposes, Rule 144A securities and U.S. government securities. Each Fund may also invest all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements, for temporary defensive reasons. The ABN AMRO/TAMRO Small Cap Fund may also invest in ADRs/EDRs, convertible securities and preferred stocks.

INVESTMENT RISKS

     Although the investment objectives and policies of the Acquiring Funds and the corresponding Selling Funds are generally similar, there are certain differences. Therefore, an investment in an Acquiring Fund may involve investment risks that are different in some respects from those of its corresponding Selling Fund. For a more complete discussion of the risks associated with the Funds, see the Funds' prospectus.

                    ABN AMRO/CHICAGO CAPITAL GROWTH FUND --
                              ABN AMRO GROWTH FUND

     Because the ABN AMRO/Chicago Capital Growth Funds' investment objective is similar to that of the ABN AMRO Growth Fund and both Funds invest in growth companies, an investment in the ABN AMRO/ Chicago Capital Growth Fund is subject to many of the same risks as an investment in the ABN AMRO Growth Fund. Both Funds are subject to market risk, which is the risk that a Fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. Each Fund is also subject to the risk that growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. The performance of each Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a Fund may underperform the stock market or its peers and could fail to meet its investment objective. To the extent a Fund takes a temporary defensive position, it may not achieve its investment objective and following a defensive strategy could reduce the benefit from any market upswings.

     Because the ABN AMRO/Chicago Capital Growth Fund invests in bonds in addition to stocks, the Fund is subject to the risks associated with investing in debt securities including interest rate, credit and issuer risks. Interest rate risk is the risk that if interest rates rise, bond prices will fall. A sharp rise in interest rates could cause the Fund's share price to drop. Credit (or default) risk is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect the Fund's share price. Issuer risk is the risk that changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality.

                        ABN AMRO/TAMRO SMALL CAP FUND --
                            ABN AMRO SMALL CAP FUND

     Because the ABN AMRO/TAMRO Small Cap Fund's investment objective is the same as that of the ABN AMRO Small Cap Fund and both Funds invest in stocks of small-cap companies, an investment in the ABN AMRO/TAMRO Small Cap Fund is subject to the same risks as an investment in the ABN AMRO Small Cap Fund. Both Funds are subject to market risk, which is the risk that a Fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. Each Fund is subject to the greater risks involved with investing in securities of small cap companies, including the liquidity risk associated with such securities. Each Fund is also subject to the risk that growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. The performance of each Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a Fund may underperform the stock market or its peers and could fail to meet its investment objective. Each Fund is also subject to the risks of value investing, including buying stocks that are out of favor and that have valuation levels lower than growth stocks. The Funds' high portfolio turnover rates may result in a higher than average level of capital gains and will result in greater transaction costs, which can negatively impact a Fund's performance. In addition, the returns of the REITs in which the Funds may invest may be adversely affected when interest rates are high or rising. To the extent a Fund takes a temporary defensive position, it may not achieve its investment objective and following a defensive strategy could reduce the benefits from any market upswings.

     An investment in the ABN AMRO/TAMRO Small Cap Fund is subject to some additional risks to which the ABN AMRO Small Cap Fund is not subject. Although the ABN AMRO/TAMRO Small Cap Fund is diversified, it may invest in a fewer number of stocks than other diversified funds and as a result may experience larger price swings.

FEES AND EXPENSES

     The following comparative fee tables show the fees for each Acquiring Fund and its corresponding Selling Fund as of April 30, 2002. As indicated below, the net expenses of each Acquiring Fund (currently and following the Reorganization) are higher than the net expenses of its corresponding Selling Fund. In addition, the management fee of the ABN AMRO/TAMRO Small Cap Fund (currently and following the Reorganization) is higher than the management fee of the ABN AMRO Small Cap Fund. The pro forma table shows the Acquiring Fund's fees assuming that the Reorganization is approved.

                    ABN AMRO/CHICAGO CAPITAL GROWTH FUND --
                              ABN AMRO GROWTH FUND
                                SHAREHOLDER FEES

     You do not incur any sales loads or exchange or redemption fees.

     If you redeem Fund shares by wire, $20 will be deducted from the amount redeemed.

                           ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     This table describes the indirect fees and expenses that you pay if you hold Fund shares.

                                              ABN AMRO/                            PRO FORMA -- ABN AMRO/
                                           CHICAGO CAPITAL        ABN AMRO            CHICAGO CAPITAL
                                             GROWTH FUND         GROWTH FUND            GROWTH FUND
                                           ---------------       -----------       ----------------------
Management Fees........................         0.70%                0.80%                  0.70%
Distribution (12b-1) Fees..............         0.25%                0.25%                  0.25%
Other Expenses.........................         0.15%                0.22%                  0.14%
Total Expense Ratio....................         1.10%                1.27%                  1.09%
Fee Waivers............................           (0)%              (0.22)%                   (0)%
Net Expense Ratio......................         1.10%                1.05%(1)               1.09%

---------------

(1) This reflects a continuation of AAAM's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. AAAM is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rate shown in the table.

                                    EXAMPLE

     This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all of your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparative purposes only and does not represent a Fund's actual or future expenses or returns.

                         FUND                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ----                           ------    -------    -------    --------
ABN AMRO/Chicago Capital Growth Fund..................   $112      $350       $606       $1,340
ABN AMRO Growth Fund..................................    107(1)    381        676        1,515
Pro Forma -- ABN AMRO/Chicago Capital Growth Fund.....    111       347        601        1,329

---------------

(1) The first year example is based on net expenses. Remaining years are based on annual total Fund operating expenses.

                        ABN AMRO/TAMRO SMALL CAP FUND --
                            ABN AMRO SMALL CAP FUND
                                SHAREHOLDER FEES

     You do not incur any sales loads or exchange or redemption fees.

     If you redeem Fund shares by wire, $20 will be deducted from the amount redeemed.

                           ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     This table describes the indirect fees and expenses that you pay if you hold Fund shares.

                                                                                            PRO FORMA-
                                                        ABN AMRO/                           ABN AMRO/
                                                          TAMRO            ABN AMRO           TAMRO
                                                      SMALL CAP FUND    SMALL CAP FUND    SMALL CAP FUND
                                                      --------------    --------------    --------------
Management Fees...................................          0.90%            0.80%             0.90%
Distribution (12b-1) Fees.........................          0.25%            0.25%             0.25%
Other Expenses....................................          0.26%            0.49%             0.21%
Total Expense Ratio...............................          1.41%            1.54%             1.36%
Fee Waivers.......................................         (0.11)%          (0.36)%           (0.06)%
Net Expense Ratio.................................          1.30%(1)         1.18%(2)          1.30%(1)

---------------

(1) This reflects a continuation of TAMRO's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. TAMRO is contractually obligated to waive management fees and/or reimburse expenses at least through December 31, 2002 at the rate shown in the table.

(2) This reflects a continuation of AAAM's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. AAAM is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rate shown in the table.

                                    EXAMPLE

     This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all of your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparative purposes only and does not represent a Fund's actual or future expenses or returns.

FUND                                                1 YEAR(1)   3 YEARS   5 YEARS   10 YEARS
----                                                ---------   -------   -------   --------
ABN AMRO/TAMRO Small Cap Fund.....................    $132       $435      $761      $1,681
ABN AMRO Small Cap Fund...........................     120        451       805       1,804
Pro Forma -- ABN AMRO/TAMRO Small Cap.............     132        425       739       1,630

---------------

(1) The first year example is based on net expenses. Remaining years are based on annual total Fund operating expenses.

INVESTMENT ADVISERS

     AAAM is an indirect, wholly-owned subsidiary of ABN AMRO Bank N.V. and the investment adviser to the Selling Funds. AAAM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). AAAM, located at 161 North Clark Street, 12th Floor, Chicago, Illinois 60601 had approximately $8.4 billion in assets under management as of March 31, 2002.

     Chicago Capital Management, Inc. is a member of the ABN AMRO group of companies and the investment adviser to the ABN AMRO/Chicago Capital Growth Fund. Chicago Capital Management is registered as an investment adviser under the Advisers Act. Chicago Capital Management, located at 161 North Clark Street, Chicago, Illinois 60601, had approximately [$6.0 billion] in assets under management as of March 31, 2002.

     TAMRO Capital Partners LLC is a subsidiary of ABN AMRO Asset Management Holdings, Inc. and the investment adviser to the ABN AMRO/TAMRO Small Cap Fund. TAMRO is registered as an investment adviser under the Advisers Act. TAMRO, located at 1600 Duke Street, Alexandria, Virginia 22314, was founded in 2000.
TAMRO had approximately $          in assets under management as of March 31,
2002.

PORTFOLIO MANAGERS

           FUND NAME                  PORTFOLIO MANAGER(S)               INVESTMENT EXPERIENCE
           ---------               --------------------------    -------------------------------------
ABN AMRO/Chicago Capital Growth
  Fund.........................    Bernard F. Myszkowski, CFA    Portfolio Manager of the Fund since
                                                                 September 1999; Executive Vice
                                                                 President and Chief Equity Officer;
                                                                 associated with Chicago Capital
                                                                 Management and its affiliates since
                                                                 1969. He has been a member of the
                                                                 Equity Investment Committee since
                                                                 1993, and a manager of balanced and
                                                                 common stock portfolios for
                                                                 institutional and private family
                                                                 accounts since 1973. Mr. Myszkowski
                                                                 received an MBA from Northwestern
                                                                 University in 1971.

           FUND NAME                  PORTFOLIO MANAGER(S)               INVESTMENT EXPERIENCE
           ---------               --------------------------    -------------------------------------
                                   Richard S. Drake, CFA         Portfolio Manager of the Fund since
                                                                 February 2000; Senior Managing
                                                                 Director, Director of Equity Research
                                                                 and Portfolio Manager; associated
                                                                 with Chicago Capital Management since
                                                                 January 2000. Mr. Drake has more than
                                                                 18 years of investment experience; he
                                                                 previously held a senior investment
                                                                 management position with Duff &
                                                                 Phelps Investment Management, Inc.
                                                                 from 1995-1999. Mr. Drake received
                                                                 his MBA from the Kellogg Graduate
                                                                 School of Management at Northwestern
                                                                 University.
ABN AMRO/TAMRO Small Cap
  Fund.........................    Philip D. Tasho, CFA          Portfolio Manager since the Fund's
                                                                 inception in November 2000; Chief
                                                                 Investment Officer of TAMRO; Vice
                                                                 President of Chicago Capital
                                                                 Management. He leads the team that is
                                                                 responsible for the day-to-day
                                                                 management of the Fund.
                                                                 Most recently, Mr. Tasho served as
                                                                 Chief Executive Officer and Chief
                                                                 Investment Officer of Riggs
                                                                 Investment Management Corp. (RIMCO),
                                                                 from 1995 to 2000. He has 20 years of
                                                                 investment management experience. He
                                                                 received his MBA from George
                                                                 Washington University.

     Mr. Myszkowski and Mr. Drake are also the portfolio managers of the ABN AMRO Growth Fund.

     Mr. Tasho is also the portfolio manager of the ABN AMRO Small Cap Fund.

INVESTMENT ADVISORY FEES

     The following table compares management fees paid to the investment adviser for each Acquiring Fund and Selling Fund. The table shows fees before any waivers or reimbursements ("Total") and fees after any waivers or reimbursements ("Net"). The fees listed are as of October 31, 2001.

ACQUIRING FUNDS                          FEE                      SELLING FUNDS                FEE
---------------                          ----                     -------------                ---
ABN AMRO/Chicago Capital Growth......                 ABN AMRO Growth Fund
Total................................    0.70%        Total................................    0.80%
Net..................................    0.70%        Net..................................    0.79%(2)
ABN AMRO/TAMRO Small Cap Fund........                 ABN AMRO Small Cap Fund
Total................................    0.90%        Total................................    0.80%
Net..................................    0.90%(1)     Net..................................    0.79%(2)

---------------

(1) Net fees are based on the investment adviser's contractual agreement to limit fees through December 31, 2002.

(2) Net fees are based on the investment adviser's contractual agreement to limit fees through September 30, 2003.

RULE 12B-1 DISTRIBUTION PLAN

     To pay for the cost of promoting the ABN AMRO Funds and servicing shareholder accounts, the ABN AMRO Funds have adopted a Rule 12b-1 distribution plan for their Class N Shares. Under the plan, an annual fee of not more than 0.25% may be paid out of each ABN AMRO Fund's average daily net assets attributable to Class N Shares to reimburse the Fund's distributor for expenses it incurs in connection with the distribution of Class N Shares and for shareholder services.

PERFORMANCE

     The following tables show the Funds' average annual total returns over different periods and show how the Funds' performance compares with relevant broad-based market indices. The performance of the Funds and the indices vary over time, and past performance (before and after taxes) is not necessarily indicative of future results. The Funds' figures assume reinvestment of dividends and distributions.

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIODS ENDED MARCH 31, 2002

                                                                                      SINCE
FUND                                                          1 YEAR     5 YEARS   INCEPTION(1)
----                                                          ------     -------   ------------
ABN AMRO/Chicago Capital Growth Return Before Taxes.........    2.09%    14.01%       15.40%
  Return After Taxes on Distributions.......................    2.04%    12.59%       14.28%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................    1.32%    11.65%       13.10%
ABN AMRO Growth Fund(2)
  Return Before Taxes.......................................  (11.28)%    4.24%        8.10%
  Return After Taxes on Distributions.......................  (11.28)%    2.56%        6.20%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   (6.92)%    3.54%        6.31%
S&P 500 Index (reflects no deduction for taxes, expenses or
  fees).....................................................    0.24%    10.18%       13.18%
Lipper Large-Cap Growth Fund Index (reflects no deduction
  for taxes, expenses or fees)..............................   (4.80)%    7.07%       10.40%

---------------

(1) The ABN AMRO/Chicago Capital Growth Fund's inception was December 13, 1993. The ABN AMRO Growth Fund's inception was January 4, 1993. S&P 500 Index and Lipper Large-Cap Growth Fund Index data computed from December 31, 1992.

(2) The common share class and investor share class of the ABN AMRO Growth Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of the predecessor. All performance figures through September 27, 2001 represent the performance of the common share class of the predecessor fund.

                          AVERAGE ANNUAL TOTAL RETURN
                      FOR THE PERIODS ENDED MARCH 31, 2002

                                                                                   SINCE
FUND                                                          1 YEAR   5 YEARS   INCEPTION
----                                                          ------   -------   ---------
ABN AMRO/TAMRO Small Cap Fund
  Return Before Taxes.......................................  24.71%      N/A      25.23%
  Return After Taxes on Distributions.......................  24.20%      N/A      24.85%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  15.13%      N/A      20.12%
ABN AMRO Small Cap Fund(2)
  Return Before Taxes.......................................  16.62%     8.67%      8.15%
  Return After Taxes on Distributions.......................  16.62%     7.15%      6.75%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  10.21%     6.59%      6.24%
Benchmark Index for ABN AMRO/TAMRO Small Cap Fund -- Russell
  2000 Index (reflects no deduction for taxes, expenses or
  fees).....................................................  13.98%      N/A      11.57%
Benchmark Index for ABN AMRO/TAMRO Small Cap Fund -- Lipper
  Small-Cap Core Fund Index.................................  20.08%      N/A      15.88%
Benchmark Index for ABN AMRO Small Cap Fund -- Russell 2000
  Index (reflects no deduction for taxes, expenses or
  fees).....................................................  13.98%     9.52%     10.93%
Benchmark Index for ABN AMRO Small Cap Fund -- Lipper
  Small-Cap Growth Fund Index (reflects no deduction for
  taxes, expenses or fees)..................................   5.73%    10.09%     11.05%

---------------

(1) The ABN AMRO/TAMRO Small Cap Fund's inception was November 30, 2000. The ABN AMRO Small Cap Fund's inception was January 4, 1993. ABN AMRO/TAMRO Small Cap Fund Benchmark Index data computed from December 31, 1992. ABN AMRO Small Cap Fund Benchmark Index data computed from November 30, 2000.

(2) The common share class and investor share class of the ABN AMRO Small Cap Fund were reorganized into the Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of the predecessor. All performance figures through September 27, 2001 represent the performance of the common share class of the predecessor fund.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     Purchase Procedures. Class N Shares may be purchased directly from the ABN AMRO Funds by mail, telephone, wire or Internet. Class N Shares may also be purchased through broker-dealers, banks and trust departments.

     The minimum initial purchase requirement for Class N Shares is $2,500 for regular accounts and $500 for individual retirement accounts and custodial accounts for minors. Class N Shares purchased through regular deductions from a checking account (i.e., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

     ABN AMRO Fund shares may be purchased on any business day at a price per share equal to the NAV next determined after the Funds or an authorized broker or designee receives a purchase order. The NAV of each ABN AMRO Fund is calculated once each business day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund or class, as applicable.

     Exchange Privileges. Shareholders may exchange shares of one ABN AMRO Fund for the same class of shares of another ABN AMRO Fund. Exchanges may be made by mail, telephone (if the Class N shareholder has selected this option) or Internet on any business day. The exchange price is the NAV next determined after the Funds or an authorized broker or designee receives the exchange request. Exchanges to open new accounts must meet the minimum initial purchase requirements. The Funds or an authorized broker or designee may require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient) for any exchanges of more than $50,000. The Funds or an authorized broker or designee may limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

     Redemption Procedures. Class N Shareholders may redeem shares on any business day by mail, telephone, wire or Internet. The redemption price will be the NAV next determined after the Funds or an authorized broker or designee receives the redemption request. Redemptions of Class N Shares also may be made through a Systematic Withdrawal Plan in amounts of $50 or more from any Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a Class N shareholder's account balance drops below $50 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, the Funds or an authorized broker or designee may redeem the shareholder's remaining shares and close the account. However, the shareholder will always be given at least 30 days' notice to give him time to add to his account and avoid an involuntary redemption or transfer, as the case may be.

     If the shareholder's address of record has changed within the last 30 days, the redemption request exceeds $50,000 or the shareholder requests that proceeds be sent to an address or an account that is different from the address of record, then the Funds or an authorized broker or designee may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

     Redemptions in Kind. The Funds or an authorized broker or designee have elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, the Funds reserve the right to make higher payments in the form of certain marketable securities (a redemption in kind).

     A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

     Dividend Policies. The Funds declare and pay dividends quarterly. The Funds distribute capital gains, if any, at least annually in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

                   INFORMATION RELATING TO THE REORGANIZATION

     Description of the Reorganization. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A. The Reorganization Agreement provides for the Reorganization to occur on or about September 7, 2002.

     The Reorganization Agreement provides that all of the assets and liabilities of each Selling Fund will be transferred to the corresponding
Acquiring Fund at      Central time on the Closing Date of the Reorganization.
In exchange for the transfer of these assets and liabilities, the ABN AMRO/Chicago Capital Growth Fund and the ABN AMRO/TAMRO Small Cap Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional voting shares to the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund, respectively, equal in value to the aggregate net asset value of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund, respectively, calculated before the Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for Acquiring Fund shares, each Selling Fund will distribute all the shares of the corresponding Acquiring Funds pro rata to its shareholders of record in complete liquidation. Shareholders of each Selling Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Selling Funds' shareholders on the share records of the Funds' transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Acquiring Funds due to the shareholders of the corresponding Selling Funds. Each

Selling Fund then will be terminated. The Funds do not issue share certificates to shareholders. Shares of the Acquiring Funds to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the Selling Funds' shareholders.

     The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization with respect to a Selling Fund and its corresponding Acquiring Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Selling Fund's shareholders; (ii) the receipt by the Trust of a tax opinion to the effect that the Reorganization will be tax-free to the Funds and their shareholders; and (iii) receipt by the Trust of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Trust determines that the Reorganization is not in the best interest of the shareholders of the Funds.

     Costs of Reorganization. The Funds' reorganization expenses will be paid by AAAM and/or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. The Funds will not pay any of these expenses.

                              FEDERAL INCOME TAXES

     Each combination of a Selling Fund and its corresponding Acquiring Fund in the Reorganization is intended to qualify for U.S. federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Selling Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Fund shares received by shareholders will be the same as the basis of the Selling Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

     THE SALE OF SECURITIES BY THE SELLING FUNDS BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

                                 CAPITALIZATION

     The following table sets forth as of May 31, 2002: (i) the unaudited capitalization of each Acquiring Fund; (ii) the unaudited capitalization of each Selling Fund; and (iii) the unaudited pro forma combined capitalization of the Acquiring Funds assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                     NET ASSET VALUE     SHARES
FUND                                                   NET ASSETS       PER SHARE      OUTSTANDING
----                                                  ------------   ---------------   -----------
ABN AMRO/Chicago Capital Growth Fund (Class N)......  $585,394,890       $21.12        27,720,668
ABN AMRO Growth Fund................................  $ 56,526,506       $10.00         5,653,582
Pro Forma -- ABN AMRO/Chicago Capital Growth Fund
  (Class N).........................................  $641,921,397       $21.12        30,397,412
--------------------------------------------------------------------------------------------------
ABN AMRO/TAMRO Small Cap Fund.......................  $ 60,898,049       $13.70         4,445,517
ABN AMRO Small Cap Fund.............................  $ 20,708,821       $14.06         1,472,686
Pro Forma -- ABN AMRO/TAMRO Small Cap Fund..........  $ 81,606,870       $13.70         5,957,247
--------------------------------------------------------------------------------------------------

                         REASONS FOR THE REORGANIZATION

     At a meeting held on June 20, 2002 (for each Selling Fund), the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Funds' objectives, limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the Acquiring Funds and any changes in fees to be paid or borne by shareholders of the Funds (directly or indirectly) after the Reorganization; (e) the potential economies of scale to be gained from the Reorganization; (f) the fact that the Reorganization is expected to be free from Federal income taxes; (g) any direct or indirect Federal income tax consequences to the shareholders of the Funds; (h) the fact that the Acquiring Funds will assume all of the liabilities of the Selling Funds; (i) the fact that the Reorganization expenses incurred by the Funds will be borne by AAAM and/or its affiliates (but not the Funds); (j) the fact that the existing waivers for the Selling Funds will not be extended beyond September 30, 2003; and (k) the fact that services to be provided to shareholders of the Funds after the Reorganization would remain the same. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving the Reorganization Agreement.

     At the meeting, the Board, including all of the Independent Trustees, determined that the Reorganization is in the best interests of each Selling Fund and its shareholders and that the interests of existing Selling Fund shareholders will not be diluted as a result of the Reorganization. The Board, including all of the Independent Trustees, also determined that the Reorganization is in the best interests of each Acquiring Fund and its shareholders and that the interests of existing Acquiring Fund shareholders will not be diluted as a result of the Reorganization.

     The Board, including the Independent Trustees, concluded that the proposed Reorganization was the best course available to the Selling Funds from among the possible alternatives, including liquidation. In reaching that conclusion, the Board noted the small size of the Selling Funds, and concluded that upon the termination of the expense caps in September 2003 the actual expense ratios of the Selling Funds would be significantly higher than those of the Acquiring Funds. The Board also noted that the Funds would not bear any expenses in connection with the Reorganization. In addition, the Board noted the superior investment performance of the Acquiring Funds. In light of the superior investment performance, the Board concluded that it was reasonable for the ABN AMRO Small Cap Fund to reorganize with a fund with a higher contractual advisory fee. Moreover, based upon investment advisory fees charged by peer funds, the Board concluded that the contractual advisory fee paid by the ABN AMRO/TAMRO Small Call Fund was reasonable. Based upon the expected lower expense ratios after September 2003, coupled with the Board's belief that the Acquiring Funds will experience better investment performance and the fact that the Funds will not bear any costs associated with the Reorganization, the Board, including all the Independent Trustees, concluded that the interests of existing shareholders would not be diluted as a result of the Reorganization.

     BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH OF THE ABN AMRO GROWTH FUND AND THE ABN AMRO SMALL CAP FUND APPROVE THE REORGANIZATION.

                               SHAREHOLDER RIGHTS

     General. The Trust is an open-end management investment company established as a Delaware business trust pursuant to a Trust Instrument dated September 8, 1993. The Trust is also governed by its By-Laws and applicable Delaware law.

     Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of over [25] separate investment series offering up to five classes of shares: Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of the Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

     Voting Rights. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

     Shareholder Meetings. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

     Election and Term of Trustees. The Trust's affairs are supervised by the trustees under the laws governing business trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under the Trust's By-Laws, trustees hold office until the end of the fiscal year in which the trustee attains 72 years of age, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal or by a vote of shareholders owning at least two-thirds of the outstanding shares.

     Shareholder Liability. Pursuant to Delaware law and the Trust's Trust Instrument, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the trustees or the Trust.

     Trustee Liability. Pursuant to Delaware law and the Trust's Trust Instrument, trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another trustee. Pursuant to the Trust's Trust Instrument, trustees are not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that trustees are not protected against liability to the Trust or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. The Trust generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a trustee.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                             ADDITIONAL INFORMATION

     Information concerning the operation and management of the Funds is included in the current prospectus relating to the Funds, which is incorporated herein by reference insofar as such prospectus relates to the Funds participating in the Reorganization and a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated March 1, 2002, which is available upon request and without charge by calling 1-800-992-8151.

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

     Interest of Certain Persons in the Reorganization. ABN AMRO Bank N.V. may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Funds pursuant to advisory agreements with the Funds. Future growth of the Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

     Fiscal Year End and Financial Statements. The fiscal year end of each Fund is October 31.

     The financial statements of the Funds contained in the Funds' annual report to shareholders for the fiscal year ended October 31, 2001 have been audited by Ernst & Young LLP, their independent auditor. These financial statements for the Funds are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the Funds participating in the Reorganization, and not to any other Funds that are described therein. The Funds will furnish, without charge, a copy of their most recent semi-annual report succeeding such annual report, if any, on request. Requests should be directed to the Funds at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151.

     THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

                                 VOTING MATTERS

     General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by AAAM and/or its affiliates.

     Voting Rights and Required Vote. Shareholders of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund are entitled to one vote for each full share held and fractional votes for fractional shares. One-third of the shares of each Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each Fund requires the vote of a majority of the shares of each Fund entitled to vote, present in person or by proxy, on the approval. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the Funds will be voted upon separately by the shareholders of each Fund. The consummation of each Fund's Reorganization is not conditioned on the approval of the Reorganization by the other Fund.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by AAAM and/or its affiliates.

     Record Date and Outstanding Shares. Only shareholders of record of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund at the close of business on July 19, 2002 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on
the Record Date,           shares of the ABN AMRO Growth Fund were outstanding
and entitled to voted and           shares of the ABN AMRO Small Cap Fund were
outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     Acquiring Funds. [AS OF THE RECORD DATE, THE OFFICERS AND TRUSTEES OF THE TRUST AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF EACH OF THE ABN AMRO/CHICAGO CAPITAL GROWTH FUND AND THE ABN AMRO/TAMRO SMALL CAP FUND.] As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the ABN AMRO/Chicago Capital Growth Fund and the ABN AMRO/TAMRO Small Cap Fund:

                                                                                   PERCENTAGE        TYPE OF
           NAME AND ADDRESS                               FUND                     OWNERSHIP        OWNERSHIP
           ----------------                  -------------------------------       ----------       ----------


     Acquired Funds. [AS OF THE RECORD DATE, THE OFFICERS AND TRUSTEES OF THE TRUST AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF EACH OF THE ABN AMRO GROWTH FUND AND THE ABN AMRO SMALL CAP FUND.] As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund:

                                                                                   PERCENTAGE        TYPE OF
           NAME AND ADDRESS                               FUND                     OWNERSHIP        OWNERSHIP
           ----------------                  -------------------------------       ----------       ----------


     Expenses. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust, AAAM and/or their affiliates
or service providers at an estimated cost of approximately $          . All
costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by AAAM and/or its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

     The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Trust in writing at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.
                                          By Order of the Board of Trustees,

                                          [NAME]
                                          [TITLE]
                                          ABN AMRO Funds

                                                                       EXHIBIT A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this      day of           , 2002, by and between ABN AMRO Funds, a Delaware
business trust (the "Trust") on behalf of the ABN AMRO/Chicago Capital Growth Fund and ABN AMRO/TAMRO Small Cap Fund (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and ABN AMRO Growth Fund and ABN AMRO Small Cap Fund (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

     This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for Class N voting shares of beneficial interest, no par value per share, of its corresponding Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the liabilities of each Selling Fund; and
(iii) the distribution of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act");

     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

       TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING
                FUND SHARES AND LIQUIDATION OF THE SELLING FUNDS

     1.1 THE EXCHANGE. Each Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to its corresponding Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its corresponding Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the Closing Date provided for in Section 3.1.

     1.2 ASSETS TO BE TRANSFERRED. Each Selling Fund shall transfer all of its assets to its corresponding Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on the Closing Date.

     Each Selling Fund will, within a reasonable period of time before the Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time before the Closing Date, furnish its corresponding Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its corresponding Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would violate their fiduciary duties to the Selling Fund's shareholders.

     1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds' transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the aggregate net asset value of each Selling Fund's shares, to be distributed to Selling Fund shareholders.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 TERMINATION. Each Selling Fund shall be terminated promptly following the respective Closing Date and the making of all distributions pursuant to
Section 1.4.

     1.8 RELATIONSHIP OF TRANSACTIONS. Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust, which are involved in the Reorganization as of the Closing Date.

                                   ARTICLE II

                                   VALUATION

     2.1 VALUATION OF ASSETS. The value of a Selling Fund's net assets shall be the value of such assets on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Trust Instrument and each Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's Trust Instrument and each Acquiring Fund's then current prospectuses and statements of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the corresponding Selling Fund's net assets, shall be determined by dividing the Selling Fund's net assets determined in accordance with Section 2.1, by the Acquiring Fund's net asset value per share determined in accordance with Section 2.2.

     2.4 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

                                  ARTICLE III

                           CLOSINGS AND CLOSING DATE

     3.1 CLOSING DATE. The Closing Date shall be September 7, 2002 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Central time (the "Effective Time") at the offices of PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. J.P. Morgan Chase & Company, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its corresponding Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 TRANSFER AGENT'S CERTIFICATE. PFPC Inc., as transfer agent for each Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause PFPC Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Trust, on behalf of each Selling Fund, represents and warrants as follows:

          (a) The Trust is a voluntary association duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Selling Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust's Trust Instrument.

          (c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date.

          (f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (g) The financial statements of the Selling Fund as of October 31, 2001, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of October 31, 2001, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

          (h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business). For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) All federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed, have been filed, and all federal, state, local and other taxes required to be paid (whether or not a return or report is required) have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no tax authority is currently auditing or preparing to audit, such Selling Fund, and no assessment has been asserted against a Selling Fund.

          (j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in Section 3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

          (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, the Acquiring Fund will acquire good and marketable title thereto.

          (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

          (n) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

          (o) For each taxable year of its operations including the short taxable year ending with the Closing Date, the Selling Fund has elected to qualify, and has qualified, as a "regulated investment company" under the Code (a "RIC").

     4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. The Trust, on behalf of each Acquiring Fund, represents and warrants as follows:

          (a) The Trust is a voluntary association, duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust's Trust Instrument.

          (c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

          (f) The financial statements of the Acquiring Fund as of October 31, 2001 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2001, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

          (g) Since the date of the financial statements referred to in subsection (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business). For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal, state, local and other taxes required to be paid (whether or not a return or report is required) have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no tax authority is currently auditing or preparing to audit such Acquiring Fund, and no assessment has been asserted against an Acquiring Fund.

          (i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

          (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

          (m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

          (n) For each taxable year of its operations, the Acquiring Fund has elected to qualify, has qualified and intends to continue to qualify as a RIC under the Code.

          (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

                             COVENANTS OF THE FUNDS

     5.1 OPERATION IN ORDINARY COURSE. Each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, each Selling Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

     5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Funds (the "Registration Statement"). The Registration Statement shall include a proxy statement and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Funds' Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

                                   ARTICLE VI

            CONDITION PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

     The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject to the following condition:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its corresponding Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its corresponding Acquiring Funds on such Closing Date a certificate executed in the Selling Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to its corresponding Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

                                  ARTICLE VIII
                          FURTHER CONDITIONS PRECEDENT

     The obligations of each Selling Fund or its corresponding Acquiring Fund hereunder shall also be subject to the following:

     8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with applicable law and the provisions of the Trust's Trust Instrument and By-Laws. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this Section 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under
Section 103(a) of the Code over its deduction disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before such Closing Date and all of its net capital gains realized in all taxable periods ending on or before such Closing Date (after reduction for any capital loss carry forward).

     8.6 The parties shall have received on the Closing Date an opinion from Vedder, Price, Kaufman & Kammholz, counsel to the Trust, dated as of such Closing Date, covering the following points:

          (a) Each Fund is a legally designated, separate series of the Trust, and the Trust is a business trust, validly existing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration under the 1940 Act is in full force and effect.

          (c) Assuming that consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable, and no shareholder of a Selling Fund has any preemptive rights with respect to the Selling Fund's shares.

          (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

          (e) The Registration Statement is effective and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Funds of the transactions contemplated herein, except as have been obtained.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Trust Instrument (assuming approval of Selling Fund Shareholders has been obtained) or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Fund is a party or by which a Fund or any of its properties may be bound.

     8.7 The parties to each Reorganization shall have received an opinion of Vedder, Price, Kaufman & Kammholz addressed to each Acquiring Fund and Selling Fund involved in such Reorganization substantially to the effect that for federal income tax purposes with respect to each Selling Fund:

          (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

          (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

          (e) The aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

          (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this Section 8.7.

                                   ARTICLE IX
                                    EXPENSES

     9.1 ABN AMRO Asset Management (USA) LLC and/or affiliated persons thereof will pay all expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. The Funds will not pay any of these expenses.

     9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker's fees or similar fees or commission payments in connection with the transactions provided for herein.

                                   ARTICLE X
                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The parties agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI
                                  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by the parties' President or a Vice President without further action by the Trust's Board of Trustees. In addition, either party may at its option terminate this Agreement at or before the Closing Date due to:

          (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

          (b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

          (c) a determination by the Trust's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of any Fund.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, or their respective Trustees or officers.

                                  ARTICLE XII
                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust as specifically authorized by its Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII
               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

     13.1 The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Funds, as provided in the Trust Instrument of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust's Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                            ABN AMRO FUNDS
                                            ON BEHALF OF ABN AMRO/CHICAGO
                                            CAPITAL GROWTH FUND AND ABN
                                            AMRO/TAMRO SMALL CAP FUND

                                            By:
                                            ------------------------------------
                                            Name: Kenneth Anderson
                                            Title:  President

ACKNOWLEDGED:
     By:
     -------------------------------------------------------

     Name:
     ---------------------------------------------------

     Title:
     -----------------------------------------------------

                                            ABN AMRO FUNDS
                                            ON BEHALF OF ABN AMRO GROWTH FUND
                                            AND ABN AMRO SMALL CAP FUND

                                            By:
                                            ------------------------------------
                                            Name: Kenneth Anderson
                                            Title:  President

ACKNOWLEDGED:
     By:
     -------------------------------------------------------

     Name:
     ---------------------------------------------------

     Title:
     -----------------------------------------------------

             SCHEDULE A TO THE AGREEMENT AND PLAN OF REORGANIZATION

                         SUMMARY OF THE REORGANIZATION
             (shareholders of each Selling Fund will receive shares
                   of the Acquiring Fund opposite their Fund)

                SELLING FUND                                   ACQUIRING FUND
                ------------                                   --------------
ABN AMRO Growth Fund                            ABN AMRO/Chicago Capital Growth Fund
ABN AMRO Small Cap Fund                         ABN AMRO/TAMRO Small Cap Fund

                                                                       EXHIBIT B
                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                         PORTFOLIO MANAGERS COMMENTARY
              BERNARD F. MYSZKOWSKI, CFA AND RICHARD S. DRAKE, CFA

Q   How did the Fund perform during the fiscal year ended October 31, 2001?

A Against a very challenging and disappointing investment backdrop, the Fund outpaced its peers. For the twelve-month period that ended October 31, 2001, ABN AMRO/Chicago Capital Growth Fund Class N and Class I shares posted total returns of -25.95% and -25.78%, respectively. By comparison, the Fund's peer group, the Lipper Large-Cap Growth Fund Index, returned -40.27% and the fund's benchmark, Standard & Poor's 500 Index (the "S&P(R) 500 Index") returned -24.89%.

Q   Can you give us an overview of what made the past year so challenging?

A All of the elements seemingly worked against growth stocks this year. The economy slowed dramatically throughout the year and was teetering on the edge of a recession by the end of the period. A slowing economy, in turn, resulted in widespread corporate earnings shortfalls, particularly among those companies with high growth rates. Investors responded to these developments by abandoning growth stocks in favor of value stocks, meaning those with relatively low price-to-earnings ratios. The Federal Reserve Board (the "Fed") did its best to reignite the economy, aggressively cutting interest rates by four full percentage points from January through October. Yet, companies remained reluctant to invest for growth when they couldn't see the demand to support it.

    Throughout the period, our time-tested approach remained in tact. We continued to manage our portfolio as we always have, firm in our belief that our process will see us through for the long term. Rather than make a knee-jerk reaction to market events, we continued to select based on company fundamentals.

Q What were the key contributors to the Fund's performance during the past year?

A It was the type of year when all but a few very narrow sectors of the market sustained losses as investors indiscriminately shifted from growth stocks into value stocks. As a result, the losses that our holdings sustained were mostly the result of those greater market forces, rather than company-specific problems. The Fund's outperformance of its peers stemmed mainly from our long-term commitment to high-quality companies with consistent records of growth, which generally outpaced the more speculative companies in the face of dramatically weakening economic conditions.

    Fortunately, the year did hold a few bright spots. Johnson Controls (3.3% of net assets), an automotive industry supplier, reported earnings that beat analysts' estimates and has been our strongest performer this year. Harley Davidson (4.2%) and Electronic Data Systems (5.5%) were also top performers. In the technology sector, Dell Computer (2.8%) and Microsoft (1.8%) have recovered well after significant losses toward the end of 2000. On the downside, other technology stocks, including EMC (1.0%), Nokia (1.6%) and Cisco (2.7%), were hurt by inventory surpluses and the continued valuation corrections going on in the tech sector.

Q   What is your outlook?

A The market has gained significant ground since September 11th, and we believe that it may have hit bottom on September 21. But a sustained rally will need the support of a better economic backdrop. The Fed has worked diligently to ignite economic growth, cutting interest rates to their lowest levels since the Eisenhower administration. Even with rates at such attractive levels, businesses won't expand and increase production until they're confident that demand has firmed. Ultimately, it will be up to the consumer -- whose spending makes up two-thirds of the economy -- to get things moving again. As the market fights its way back, the road will be anything but smooth. For our part, we're not deviating from what we do and how we do it. By keeping a close eye on economic indicators and scrutinizing corporate earning progressions, we're confident that our process will hold up well if a downturn continues or if a recovery takes hold.

                  ABN AMRO/CHICAGO CAPITAL GROWTH FUND-CLASS N
                               GROWTH OF $10,000

                        [INSERT GRAPH -- GRAPH TO COME]

     This chart compares a $10,000 investment made in Class N Shares of the Fund on its inception date to $10,000 investments made in the indices (S&P(R) 500 Index and Lipper Large-Cap Growth Fund Index) on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expenses reimbursements, is contained in the Prospectus.

     Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Indices are unmanaged and investors cannot invest in them.

                                                                   AVERAGE ANNUAL
                                                               TOTAL RETURN -- CLASS N
                                                               -----------------------
One Year....................................................           (25.95)%
Five Year...................................................            12.17%
Since Inception.............................................            14.72%

                                                                       EXHIBIT C

                         ABN AMRO/TAMRO SMALL CAP FUND

                           PORTFOLIO MANAGER COMPANY
                              PHILIP D. TASHO, CFA

Q   How did the Fund perform during the fiscal year ended October 31, 2001?

A From its inception on November 30, 2000, through October 31, 2001, ABN AMRO/TAMRO Small Cap Fund, Class N, returned 7.74%. Since the Fund has been in operation for less than twelve months, no peer or benchmark comparisons are available.

Q   How would you describe the investment environment?

A In a word, challenging. Both the Fed and the U.S. government fought hard to spur economic growth, dramatically lowering interest rates, cutting taxes and, after the events of September 11th, increasing government spending. But those efforts were repeatedly undercut by fundamentally weak economic conditions and disappointing corporate earnings overall, putting stocks under severe pressure. Anemic stock market rallies in January and April provided some hope, but they weren't sustainable enough to pull the market out of its doldrums. The final weeks of the period also provided stocks with a lift, although it's uncertain at this point whether that rally will prove to have legs.

Q   What was your approach during this weak environment?

A We continued to adhere to our time-tested approach, which has served investors well in good times and, we believe, even better amid uncertainty. We were very selective when choosing stocks, seeking out securities that represent value and have a catalyst for improvement. We also maintained a broadly diversified portfolio so that performance wasn't overly dependent on the fortunes of one sector or a handful of individual securities. Our strategy of letting winners run and, more importantly, being quick to cut losses, was particularly beneficial during the past year. We also focused on three main investment themes: restructuring, consolidation, and the introduction of new products.

Q   Which investments weathered the storm best? Which disappointed?

A The two largest sectors in the Fund, finance and consumer cyclicals, both aided the Fund's performance over the year. In the financial sector, our winners included financial and bank holding company Hibernia (1.9%), and Provident Bankshares (2.0%). In the consumer cyclicals sector, our investments in Pep Boys (2.2%) benefited from that company's substantial restructuring which included closing underperforming stores and cutting costs. Entertainment Properties Trust (2.2%) was another strong performer, emerging from a movie theater industry shake out relatively unscathed. Being underweight in the technology sector also helped performance, since most tech stocks suffered substantial declines. That said, the few technology holdings we did own were our main disappointments for the year.

Q   What is your outlook?

A Despite a rise in unemployment rates and seemingly constant news of layoffs, the overall employment situation in the United States remains strong by historical standards. In addition, the reduction in interest rates has enabled a massive mortgage-refinancing boom that has substantially boosted consumer-spending power. We believe that these factors, combined with the impact of monetary and fiscal policies under way, dramatically increase the likelihood of a consumer-led recovery in the next twelve to eighteen months. Because small-cap stocks have underperformed large-caps for a number of years, we believe that they remain relatively undervalued and that substantial opportunities remain in the sector given an improved economic backdrop.

                         ABN AMRO/TAMRO SMALL CAP FUND
                               GROWTH OF $10,000

                        [INSERT GRAPH -- GRAPH TO COME]

     This chart compares a $10,000 investment made in the Fund on its inception date to $10,000 investments made in the indices (Russell 2000 Index and Lipper Small-Cap Core Index) on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus.

     Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

     Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Indices are unmanaged and investors cannot invest in them.

                                                               AVERAGE ANNUAL
                                                                TOTAL RETURN
                                                               --------------
One Year....................................................        N/A
Five Year...................................................        N/A
Since Inception.............................................        N/A

                       STATEMENT OF ADDITIONAL INFORMATION

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                          ABN AMRO/TAMRO SMALL CAP FUND

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated July 31, 2002 for the Special Meeting of Shareholders of the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund to be held on August 29, 2002. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

         Further information about the ABN AMRO Funds is contained in and incorporated by reference to the ABN AMRO Funds' Statement of Additional Information ("SAI") dated March 1, 2002 insofar as such SAI relates to the ABN AMRO Funds participating in the Reorganization. No other parts of the SAI are incorporated by reference herein. The audited financial statements and related independent accountant's report for the ABN AMRO Growth Fund and the ABN AMRO Small Cap Fund contained in the Annual Report(s) for the fiscal year ended October 31, 2001 are hereby incorporated herein by reference insofar as they relate to the ABN AMRO Funds participating in the Reorganization. No other parts of the Annual Report are incorporated by reference herein. The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating ABN AMRO Funds as if the Reorganization had been consummated on April 30, 2002.

         The date of this Statement of Additional Information is July 31, 2002.

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                 ABN
                                                             AMRO/CHICAGO
                                                            CAPITAL GROWTH       ABN AMRO        PRO FORMA            PRO FORMA
                                                                 FUND           GROWTH FUND      ADJUSTMENT            COMBINED
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Investments at cost                                         $ 563,574,619     $ 60,965,782      $          -        $ 624,540,401
Repurchase agreements                                          29,394,000        2,611,835                 -           32,005,835
Net unrealized appreciation (depreciation)                     95,085,976       (6,542,295)                -           88,543,681
                                                         -------------------------------------------------------------------------
   Total investments at value                                 688,054,595       57,035,322                 -          745,089,917

Cash                                                                   16                -                                     16
Receivables:
Dividends and interest                                            115,987           20,875                 -              136,862
Fund shares sold                                                3,614,457            1,766                 -            3,616,223
Other assets                                                        8,321            3,678                 -               11,999
                                                         -------------------------------------------------------------------------
   Total assets                                               691,793,376       57,061,641                 -          748,855,017
                                                         -------------------------------------------------------------------------

LIABILITIES:
Payables:
Fund shares redeemed                                            2,042,791          117,161                 -            2,159,952
Due to Adviser, net                                               403,061           29,231                 -              432,292
Administration fee                                                 30,118            2,592                 -               32,710
Distribution fees                                                  36,159            3,593                 -               39,752
Trustees fees                                                       6,873              593                 -                7,466
Accrued expenses and other payables                               153,559           15,389                 -              168,948
                                                         -------------------------------------------------------------------------
   Total liabilities                                            2,672,561          168,559                 -            2,841,120
                                                         -------------------------------------------------------------------------

NET ASSETS                                                  $ 689,120,815     $ 56,893,082      $          -        $ 746,013,897
                                                         =========================================================================

NET ASSETS consist of:
Paid in capital                                             $ 607,766,355     $ 91,809,996      $          -        $ 699,576,351
Accumulated distribution in excess of net
  investment income                                              (915,691)        (115,700)                -           (1,031,391)
Accumulated net realized loss on investments
  and foreign currency transactions                           (12,815,825)     (28,258,919)                -          (41,074,744)
Net unrealized appreciation (depreciation)
  on investments and translation of assets and
  liabilities in foreign currency                              95,085,976       (6,542,295)                -           88,543,681
                                                         -------------------------------------------------------------------------
TOTAL NET ASSETS                                            $ 689,120,815     $ 56,893,082      $          -        $ 746,013,897
                                                         =========================================================================

CLASS N:
Net Assets                                                  $ 582,224,872     $ 56,893,082      $          -        $ 639,117,954
Shares of beneficial interest outstanding                      27,242,271        5,578,380        (2,916,356) (a)      29,904,295
   NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding)                          $       21.37     $      10.20      $          -              $ 21.37
                                                         =========================================================================

CLASS I:
Net Assets                                                  $ 106,895,943     $          -      $          -        $ 106,895,943
Shares of beneficial interest outstanding                       4,976,725                -                 -            4,976,725
   NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding)                          $       21.48     $          -      $          -        $       21.48
                                                         =========================================================================

(a) Reflects net effect of combining the existing ABN AMRO Growth Fund into the ABN AMRO/Chicago Capital Growth Fund.

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
                        PRO FORMA STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                ABN
                                                           AMRO/CHICAGO
                                                          CAPITAL GROWTH         ABN AMRO       PRO FORMA            PRO FORMA
                                                               FUND            GROWTH FUND     ADJUSTMENT            COMBINED
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                  $   2,310,939      $    420,317    $          -         $  2,731,256
Interest                                                         293,775            44,199               -              337,974
                                                          ----------------------------------------------------------------------
   Total investment income                                     2,604,714           464,516               -            3,069,230

EXPENSES:
Investment advisory fees                                       2,209,369           442,070         (55,259) (a)       2,596,180
Distribution expenses                                            694,281           138,147               -              832,428
Transfer agent fees                                              155,638            11,125          14,207  (b)         180,970
Administration fees                                              166,744            30,342            (557) (a)         196,529
Registration expenses                                             24,091             5,627         (12,301) (b)          17,417
Custodian fees                                                    19,675            11,120           3,193  (b)          33,988
Professional fees                                                 17,384             9,736          (9,592) (b)          17,528
Reports to shareholder expense                                    49,881             5,526         (18,417) (b)          36,990
Trustees fees                                                     18,815             2,533          (6,129) (b)          15,219
Other expenses                                                    53,291             3,550         (36,202) (b)          20,639
                                                          ----------------------------------------------------------------------
   Total expenses before waivers                               3,409,169           659,776        (121,057)           3,947,888
                                                          ----------------------------------------------------------------------
   Less: Investment advisory fees waived                               -           (79,560)         79,560  (b)               -
                                                          ----------------------------------------------------------------------
   Net expenses                                                3,409,169           580,216         (41,497)           3,947,888
                                                          ----------------------------------------------------------------------

NET INVESTMENT LOSS                                             (804,455)         (115,700)         41,497             (878,658)
                                                          ----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                             (12,727,942)       (6,521,697)              -          (19,249,639)
Net change in unrealized appreciation of investments          32,584,778        13,129,031               -           45,713,809
                                                          ----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               19,856,836         6,607,334               -           26,464,170
                                                          ----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $  19,052,381      $  6,491,634    $     41,497         $ 25,585,512
                                                          ======================================================================

(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings/increase based on current year budget.

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                   SHARES                 DESCRIPTION                                              MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
      ABN                                                                          ABN
 AMRO/Chicago                                                                  AMRO/Chicago
Capital Growth    ABN AMRO      Pro Forma                                     Capital Growth   ABN AMRO    Pro Forma     Pro Forma
     Fund        Growth Fund    Combined                                           Fund       Growth Fund  Adjustment     Combined
------------------------------------------------------------------------------------------------------------------------------------
                                          COMMON STOCKS--95.59%
                                          ADVERTISING--2.57%
       199,137      20,500       219,637  Omnicom Group                       $  17,372,712   $ 1,788,420  $        -   $ 19,161,132
                                                                              ------------------------------------------------------

                                          BASIC MATERIALS--0.13%
             -      29,200        29,200  Alcoa                                           -       993,676           -        993,676
                                                                              ------------------------------------------------------

                                          BIOTECHNOLOGY--0.18%
             -      25,500        25,500  Amgen                                           -     1,348,440           -      1,348,440
                                                                              ------------------------------------------------------

                                          CAPITAL GOODS--7.71%
       363,000           -       363,000  Dover                                  13,525,380             -           -     13,525,380
       259,548      12,700       272,248  Illinois Tool Works                    18,713,411       915,670           -     19,629,081
       266,416           -       266,416  Johnson Controls                       22,978,380             -           -     22,978,380
             -      41,500        41,500  Tyco International                              -       765,675           -        765,675
             -       8,500         8,500  United Technologies                             -       596,445           -        596,445
                                                                              ------------------------------------------------------
                                                                                 55,217,171     2,277,790           -     57,494,961
                                                                              ------------------------------------------------------

                                          CHEMICALS--1.72%
       224,327           -       224,327  Praxair                                12,809,072             -           -     12,809,072
                                                                              ------------------------------------------------------

                                          COMMERCIAL SERVICES--4.12%
             -      39,850        39,850  Concord EFS                                     -     1,298,711           -      1,298,711
       442,247           -       442,247  Ecolab                                 19,419,066             -           -     19,419,066
       250,000           -       250,000  H & R Block                            10,030,000             -           -     10,030,000
                                                                              ------------------------------------------------------
                                                                                 29,449,066     1,298,711           -     30,747,777
                                                                              ------------------------------------------------------

                                          COMMUNICATIONS--0.21%
             -      22,100        22,100  Check Point Software Technologies               -       401,115           -        401,115
             -      14,800        14,800  TMP Worldwide                                   -       446,516           -        446,516
             -      16,000        16,000  Viacom, Class B                                 -       753,600           -        753,600
                                                                              ------------------------------------------------------
                                                                                          -     1,601,231           -      1,601,231
                                                                              ------------------------------------------------------

                                          CONSUMER CYCLICALS--7.17%
       430,833           -       430,833  Cintas                                 22,304,225             -           -     22,304,225
       549,490      38,300       587,790  Harley-Davidson                        29,117,475     2,029,517           -     31,146,992
                                                                              ------------------------------------------------------
                                                                                 51,421,700     2,029,517           -     53,451,217
                                                                              ------------------------------------------------------
                                          CONSUMER STAPLES--0.22%
             -      31,300        31,300  Colgate-Palmolive                               -     1,659,213           -      1,659,213
                                                                              ------------------------------------------------------

                                          ELECTRICAL--2.66%
       541,239      88,500       629,739  General Electric                       17,076,090     2,792,175           -     19,868,265
                                                                              ------------------------------------------------------

                                          ELECTRONICS--0.14%
             -      31,925        31,925  Gentex                                          -     1,010,745           -      1,010,745
                                                                              ------------------------------------------------------

                                          FINANCE--10.94%
       318,895      56,866       375,761  Citigroup                              13,808,153     2,462,298           -     16,270,451
             -       7,600         7,600  Fannie Mae                                      -       599,868           -        599,868
       444,111           -       444,111  Freddie Mac                            29,022,654             -           -     29,022,654
             -      10,500        10,500  Goldman Sachs Group                             -       826,875           -        826,875
             -      11,500        11,500  Lehman Brothers Holdings                        -       678,500           -        678,500
       336,076           -       336,076  MBNA                                   11,913,894             -           -     11,913,894
       298,600           -       298,600  Mellon Financial                       11,275,136             -           -     11,275,136
             -      17,300        17,300  Morgan Stanley Dean Witter                      -       825,556           -        825,556
       662,581           -       662,581  Schwab (Charles)                        7,546,798             -           -      7,546,798
             -      17,300        17,300  State Street                                    -       884,203           -        884,203
             -      33,800        33,800  Wells Fargo                                     -     1,728,870           -      1,728,870
                                                                              ------------------------------------------------------
                                                                                 73,566,635     8,006,170           -     81,572,805
                                                                              ------------------------------------------------------

                                          FOOD AND BEVERAGE--3.61%
       927,646           -       927,646  Sysco                                  26,911,010             -           -     26,911,010
                                                                              ------------------------------------------------------

                                          HEALTH CARE SERVICES--4.61%
       482,842      13,800       496,642  Cardinal Health                        33,436,808       955,650           -     34,392,458
                                                                              ------------------------------------------------------

                                          INSURANCE--6.90%
       516,536      36,900       553,436  AFLAC                                  15,444,426     1,103,310           -     16,547,736
       276,731      30,555       307,286  American International Group           19,127,647     2,111,962           -     21,239,609
       129,800       5,700       135,500  Marsh & McLennan                       13,120,184       576,156           -     13,696,340
                                                                              ------------------------------------------------------
                                                                                 47,692,257     3,791,428           -     51,483,685
                                                                              ------------------------------------------------------

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                   SHARES                 DESCRIPTION                                              MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
      ABN                                                                          ABN
 AMRO/Chicago                                                                  AMRO/Chicago
Capital Growth    ABN AMRO      Pro Forma                                     Capital Growth   ABN AMRO    Pro Forma     Pro Forma
     Fund        Growth Fund    Combined                                           Fund       Growth Fund  Adjustment     Combined
------------------------------------------------------------------------------------------------------------------------------------

                                          LODGING--0.13%
             -      22,500        22,500  Marriott International, Class A     $           -   $   988,650  $        -   $    988,650
                                                                              ------------------------------------------------------

                                          MEDICAL PRODUCTS AND SUPPLIES--
                                          2.96%
             -      17,500        17,500  Johnson & Johnson                               -     1,117,550           -      1,117,550
       469,400           -       469,400  Medtronic                              20,977,486             -           -     20,977,486
                                                                              ------------------------------------------------------
                                                                                 20,977,486     1,117,550           -     22,095,036
                                                                              ------------------------------------------------------

                                          OIL AND GAS EXTRACTION--1.93%
             -      24,630        24,630  Apache                                          -     1,436,668           -      1,436,668
       235,901           -       235,901  Schlumberger                           12,915,580             -           -     12,915,580
                                                                              ------------------------------------------------------
                                                                                 12,915,580     1,436,668           -     14,352,248
                                                                              ------------------------------------------------------

                                          PHARMACEUTICALS--4.95%
             -      17,600        17,600  Bristol-Myers Squibb                            -       506,880           -        506,880
       307,302      13,200       320,502  Merck                                  16,698,791       717,288           -     17,416,079
       471,287      52,200       523,487  Pfizer                                 17,131,282     1,897,470           -     19,028,752
                                                                              ------------------------------------------------------
                                                                                 33,830,073     3,121,638           -     36,951,711
                                                                              ------------------------------------------------------

                                          RETAIL--10.84%
             -      29,100        29,100  BJ's Wholesale Club                             -     1,298,733           -      1,298,733
       427,500      16,200       443,700  Home Depot (The)                       19,823,175       751,194           -     20,574,369
       293,896           -       293,896  Kohl's                                 21,660,135             -           -     21,660,135
             -      27,100        27,100  Lowe's                                          -     1,146,059           -      1,146,059
             -      40,800        40,800  Safeway                                         -     1,711,560           -      1,711,560
       711,000           -       711,000  Starbucks                              16,225,020             -           -     16,225,020
             -      38,900        38,900  Target                                          -     1,697,985           -      1,697,985
       399,395           -       399,395  Walgreen                               15,085,149             -           -     15,085,149
             -      26,500        26,500  Wal-Mart Stores                                 -     1,480,290           -      1,480,290
                                                                              ------------------------------------------------------
                                                                                 72,793,479     8,085,821           -     80,879,300
                                                                              ------------------------------------------------------

                                          TECHNOLOGY--20.40%
       977,206     123,300     1,100,506  Cisco Systems                          14,316,068     1,806,345           -     16,122,413
       681,512           -       681,512  Dell Computer                          17,951,026             -           -     17,951,026
       483,000           -       483,000  Electronic Data Systems                26,207,580             -           -     26,207,580
       885,500      65,800       951,300  EMC                                     8,093,470       601,412           -      8,694,882
       187,600       6,300       193,900  IBM                                    15,713,376       527,688           -     16,241,064
       601,000      40,600       641,600  Intel                                  17,194,610     1,161,566           -     18,356,176
             -      35,900        35,900  Mercury Interactive                             -     1,337,993           -      1,337,993
       325,094      20,700       345,794  Microsoft                              16,989,413     1,081,782           -     18,071,195
     1,164,000           -     1,164,000  Oracle                                 11,686,560             -           -     11,686,560
             -      92,700        92,700  Sun Microsystems                                -       758,286           -        758,286
       483,500           -       483,500  Texas Instruments                      14,954,655             -           -     14,954,655
             -      18,500        18,500  VERITAS Software                                -       524,290           -        524,290
             -      34,700        34,700  Xilinx                                          -     1,310,272           -      1,310,272
                                                                              ------------------------------------------------------
                                                                                143,106,758     9,109,634           -    152,216,392
                                                                              ------------------------------------------------------

                                          TELECOMMUNICATIONS EQUIPMENT--0.14%
             -      33,500        33,500  QUALCOMM                                        -     1,010,360           -      1,010,360
                                                                              ------------------------------------------------------

                                          TRANSPORTATION--1.35%
       553,800           -       553,800  Southwest Airlines                     10,084,698             -           -     10,084,698
                                                                              ------------------------------------------------------

                                          TOTAL COMMON STOCKS                   658,660,595    54,423,487           -    713,084,082
                                          (COST $563,574,619, $60,965,782 AND
                                          $624,540,401)


                 PAR VALUE                REPURCHASE AGREEMENTS--4.29%
------------------------------------------Bank One, 1.850%, dated 04/30/02, matures 05/01/02, repurchase price
                                          $29,395,510 (collateralized by U.S.
                                          Government Agency Instruments,
  $ 29,394,000  $        -  $ 29,394,000  total market value: $29,985,026)       29,394,000             -           -     29,394,000
                                          J.P. Morgan Chase, 1.870%, dated
                                          04/30/02, matures 05/01/02,
                                          repurchase price $2,611,971
                                          (collateralized by U.S. Government
                                          Agency Instruments, total market
             -   2,611,835     2,611,835  value: $2,665,389)                              -     2,611,835           -      2,611,835
                                                                              ------------------------------------------------------
                                          TOTAL REPURCHASE AGREEMENTS            29,394,000     2,611,835           -     32,005,835
                                          (COST $29,394,000, $2,611,835 AND   ------------------------------------------------------
                                          $32,005,835)


                                          TOTAL INVESTMENTS--99.88%             688,054,595    57,035,322           -    745,089,917
                                          (COST $592,968,619, $63,577,617 AND
                                          $656,546,236)

                                          NET OTHER ASSETS AND LIABILITIES--
                                          0.12%                                   1,066,220      (142,240)          -        923,980
                                                                              ------------------------------------------------------
                                          NET ASSETS--100.00%                 $ 689,120,815   $56,893,082  $        -   $746,013,897
                                                                              ======================================================

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                                 ABN AMRO GROWTH
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1. BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2002, the Trust offered twenty-five managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities of the ABN AMRO/Chicago Capital Growth Fund assumes the exchange described in the next paragraph occurred as of April 30, 2002 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each ABN AMRO Fund for the six-month period then ended April 30, 2002.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Growth Fund in exchange for shares of the ABN AMRO/Chicago Capital Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Growth Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of the funds in carrying out their obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the ABN AMRO Funds incorporated by reference in the Statement of Additional Information.

For the Pro Forma Combining Financial Statements, the ABN AMRO/Chicago Capital Growth Fund's investment advisory fee was computed based on the annual rate of 0.70% of its average daily net assets for the six-months ended April 30, 2002. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each series of the Trust based on the relative net assets of the Trust.

2. SECURITY VALUATION

The ABN AMRO/Chicago Capital Growth Fund and ABN AMRO Growth Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last reported sales price at the close of the respective exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last reported bid and asked prices. The ABN AMRO/Chicago Capital Growth Fund and ABN AMRO Growth Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by the adviser in accordance with the guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed.

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                                 ABN AMRO GROWTH
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO/Chicago Capital Growth Fund that would have been issued at April 30, 2002 in connection with the proposed reorganization. The pro forma number of shares outstanding of 29,904,295 consists of (2,916,356) shares assumed issued in the reorganization plus 27,242,271 shares of the ABN AMRO/Chicago Capital Growth Fund at April 30, 2002.

4. PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Growth Fund was the ABN AMRO/Chicago Capital Growth Fund for the period November 1, 2001 to April 30, 2002. Investment Advisory and Administration fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO/Chicago Capital Growth Fund based upon the combined net assets of the ABN AMRO Growth Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at April 30, 2002.

5. COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6. FEDERAL INCOME TAXES

The ABN AMRO/Chicago Capital Growth Fund will elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and will distribute substantially all of its taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow it to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, there was a $21,737,222 capital loss carry forward on ABN AMRO Growth Fund which will expire in 2009.

The ABN AMRO Growth Fund will distribute all ordinary income and capital gains, if any, prior to the reorganization.

                          ABN AMRO/TAMRO SMALL CAP FUND
                             ABN AMRO SMALL CAP FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                     ABN
                                                                 AMRO/TAMRO        ABN AMRO      PRO FORMA          PRO FORMA
                                                               SMALL CAP FUND   SMALL CAP FUND   ADJUSTMENT          COMBINED
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Investments at cost                                             $ 47,434,680     $ 20,795,920    $        -       $ 68,230,600
Net unrealized appreciation                                       12,116,228        1,322,220             -         13,438,448
                                                              -----------------------------------------------------------------
   Total investments at value                                     59,550,908       22,118,140             -         81,669,048

Cash                                                                       -                4             -                  4
Receivables:
Dividends and interest                                                29,515           14,581             -             44,096
Fund shares sold                                                     323,262            8,196             -            331,458
Other assets                                                              86            1,254             -              1,340
                                                              -----------------------------------------------------------------
   Total assets                                                   59,903,771       22,142,175             -         82,045,946
                                                              -----------------------------------------------------------------

LIABILITIES:
Payables:
Fund shares redeemed                                                 321,949              265             -            322,214
Due to Adviser, net                                                   34,223            8,285             -             42,508
Administration fee                                                     2,477              942             -              3,419
Distribution fees                                                      3,651            1,356             -              5,007
Trustees fees                                                            415              220             -                635
Accrued expenses and other payables                                   27,721           15,942             -             43,663
                                                              -----------------------------------------------------------------
   Total liabilities                                                 390,436           27,010             -            417,446

NET ASSETS                                                      $ 59,513,335     $ 22,115,165    $        -       $ 81,628,500
                                                              =================================================================

NET ASSETS consist of:
Paid in capital                                                 $ 47,396,890     $ 17,417,715    $        -       $ 64,814,605
Accumulated distribution in excess of net investment income           (2,288)         (28,944)            -            (31,232)
Accumulated net realized gain on investments and foreign
  currency transactions                                                2,505        3,404,174             -          3,406,679
Net unrealized appreciation on investments and translation
  of assets and liabilities in foreign currency                   12,116,228        1,322,220             -         13,438,448
                                                              -----------------------------------------------------------------
TOTAL NET ASSETS                                                $ 59,513,335     $ 22,115,165    $        -       $ 81,628,500
                                                              =================================================================


CLASS N:
Net Assets                                                      $ 59,513,335     $ 22,115,165    $        -       $ 81,628,500
Shares of beneficial interest outstanding                          4,318,625        1,555,743        49,059  (a)     5,923,427
   NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding)                              $      13.78     $      14.22    $        -       $      13.78
                                                              =================================================================

(a) Reflects net effect of combining the existing ABN AMRO Small Cap Fund into the ABN AMRO/TAMRO Small Cap Fund.

                          ABN AMRO/TAMRO SMALL CAP FUND
                             ABN AMRO SMALL CAP FUND
                        PRO FORMA STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                   ABN
                                                               AMRO/TAMRO         ABN AMRO       PRO FORMA            PRO FORMA
                                                             SMALL CAP FUND    SMALL CAP FUND    ADJUSTMENT            COMBINED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                     $     84,388        $ 197,408      $         -         $    281,796
Interest                                                            10,678           31,520                -               42,198
Security lending interest                                                -              168                -                  168
                                                             ---------------------------------------------------------------------
   Total investment income                                          95,066          229,096                -              324,162

EXPENSES:
Investment advisory fees                                            72,356          180,188           45,047  (a)         297,591
Distribution expenses                                               18,089           56,309                -               74,398
Transfer agent fees                                                  9,972            7,401            9,720  (b)          27,093
Administration fees                                                  6,199           15,229           (3,868) (a)          17,560
Registration expenses                                                3,996            4,479           (1,020) (b)           7,455
Custodian fees                                                       5,364           18,787          (12,121) (b)          12,030
Professional fees                                                    5,047            7,439           (4,880) (b)           7,606
Reports to shareholder expense                                       4,501            2,250           (2,899) (b)           3,852
Trustees fees                                                          554            1,053               (9) (b)           1,598
Other expenses                                                         683              563              741  (b)           1,987
                                                             ---------------------------------------------------------------------
   Total expenses before waivers                                   126,761          293,698           30,711              451,170
   Less: Investment advisory fees waived                           (32,689)         (27,921)          (3,692) (c)         (64,302)
                                                             ---------------------------------------------------------------------
   Net expenses                                                     94,072          265,777           27,019              386,868
                                                             ---------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                           994          (36,681)         (27,019)             (62,706)
                                                             ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                     4,279        6,899,401                -            6,903,680
Net change in unrealized appreciation of investments            12,127,186        1,364,220                -           13,491,406
                                                             ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 12,131,465        8,263,621                -           20,395,086
                                                             ---------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 12,132,459      $ 8,226,940      $   (27,019)        $ 20,332,380
                                                             =====================================================================

(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings/increase based on current year budget.
(c) Reflects expected increase when the two funds become one.

                          ABN AMRO/TAMRO SMALL CAP FUND
                             ABN AMRO SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                   SHARES             DESCRIPTION                                                   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   ABN
      ABN         AMRO                                                            ABN           ABN AMRO
  AMRO/TAMRO    Small Cap  Pro Forma                                          AMRO/TAMRO       Small Cap   Pro Forma      Pro Forma
Small Cap Fund    Fund     Combined                                         Small Cap Fund       Fund      Adjustment      Combined
------------------------------------------------------------------------------------------------------------------------------------
                                      COMMON STOCKS--95.87%
                                      BASIC MATERIALS--3.74%
        12,473     12,360     24,833  International Aluminum                  $    242,226  $    240,031          $ -  $    482,257
        45,590     19,850     65,440  Steel Dynamics                               795,545       346,383            -     1,141,928
        27,220      9,690     36,910  Texas Industries                           1,055,592       375,778            -     1,431,370
                                                                           ---------------------------------------------------------
                                                                                 2,093,363       962,192            -     3,055,555
                                                                           ---------------------------------------------------------

                                      CAPITAL GOODS--3.60%
        24,835      9,720     34,555  AMETEK                                       961,860       376,455            -     1,338,315
       116,655     46,280    162,935  Concord Camera                               898,243       356,356            -     1,254,599
        30,222          -     30,222  General Cable                                346,949             -            -       346,949
                                                                           ---------------------------------------------------------
                                                                                 2,207,052       732,811            -     2,939,863
                                                                           ---------------------------------------------------------

                                      COMMERCIAL SERVICES--6.96%
        52,700     19,920     72,620  Aaron Rents                                1,472,965       556,764            -     2,029,729
        29,050     11,630     40,680  Forrester Research                           530,162       212,248            -       742,410
        45,640     20,035     65,675  Kelly Services, Class A                    1,322,602       580,594            -     1,903,196
        25,735     19,200     44,935  PAREXEL International                        400,694       298,944            -       699,638
        18,000          -     18,000  PDI                                          309,600             -            -       309,600
                                                                           ---------------------------------------------------------
                                                                                 4,036,023     1,648,550            -     5,684,573
                                                                           ---------------------------------------------------------

                                      COMMUNICATIONS--10.54%
       250,350     84,740    335,090  3Com                                       1,444,519       488,950            -     1,933,469
       102,090     40,800    142,890  Ariba                                        382,838       153,000            -       535,838
        70,875     29,640    100,515  CheckFree                                  1,443,015       603,470            -     2,046,485
        36,000     13,950     49,950  Emmis Communications,
                                      Class A                                    1,046,520       405,527            -     1,452,047
        48,800     20,860     69,660  Martha Stewart Living Omnimedia,
                                      Class A                                      878,400       375,480            -     1,253,880
       378,770     85,250    464,020  ValueClick                                 1,030,254       231,880            -     1,262,134
             -      7,000      7,000  WebEx Communications                               -       120,610            -       120,610
                                                                           ---------------------------------------------------------
                                                                                 6,225,546     2,378,917            -     8,604,463
                                                                           ---------------------------------------------------------

                                      CONSUMER CYCLICALS--13.34%
        33,610     13,000     46,610  Hughes Supply                              1,402,209       542,360            -     1,944,569
        35,150     10,230     45,380  KB HOME                                    1,752,227       509,966            -     2,262,193
        35,845     14,260     50,105  Kellwood                                     976,776       388,585            -     1,365,361
        24,250     13,500     37,750  Nautica Enterprises                          348,958       194,265            -       543,223
        66,185     33,140     99,325  Six Flags                                  1,211,186       606,462            -     1,817,648
        36,710     11,300     48,010  Standard-Pacific                           1,232,355       379,341            -     1,611,696
        47,300     21,570     68,870  Steven Madden                                923,769       421,262            -     1,345,031
                                                                           ---------------------------------------------------------
                                                                                 7,847,480     3,042,241            -    10,889,721
                                                                           ---------------------------------------------------------

                                      CONSUMER STAPLES--2.29%
        46,000     19,000     65,000  American Greetings, Class A                  816,500       337,250            -     1,153,750
        46,200     13,600     59,800  Elizabeth Arden                              549,318       161,704            -       711,022
                                                                           ---------------------------------------------------------
                                                                                 1,365,818       498,954            -     1,864,772
                                                                           ---------------------------------------------------------

                                      FINANCE--16.49%
        33,800     10,710     44,510  CBL & Associates Properties, REIT          1,237,080       391,986            -     1,629,066
        55,910     24,605     80,515  Entertainment Properties
                                      Trust, REIT                                1,294,316       569,606            -     1,863,922
        33,590     13,640     47,230  First Charter                                675,159       274,164            -       949,323
        40,785     16,180     56,965  Hibernia, Class A                            813,661       322,791            -     1,136,452
        86,810     35,360    122,170  Innkeepers USA Trust, REIT                   995,711       405,579            -     1,401,290
        29,770     10,630     40,400  MAF Bancorp                                1,103,276       393,948            -     1,497,224
        53,200     18,350     71,550  New Century Financial                      1,272,012       438,748            -     1,710,760
        40,600     16,460     57,060  Seacoast Financial Services                  868,840       352,244            -     1,221,084
        51,310     28,210     79,520  Senior Housing Properties
                                      Trust, REIT                                  738,351       405,942            -     1,144,293
        12,600      6,410     19,010  UMB Financial                                602,545       306,533            -       909,078
                                                                           ---------------------------------------------------------
                                                                                 9,600,951     3,861,541            -    13,462,492
                                                                           ---------------------------------------------------------

                                      FOOD AND BEVERAGE--5.89%
        25,140      8,000     33,140  Constellation Brands, Class A              1,518,456       483,200            -     2,001,656
        11,906          -     11,906  Fleming                                      262,408             -            -       262,408
        31,510     12,230     43,740  Ralcorp Holdings                             882,280       342,440            -     1,224,720
        40,520     14,420     54,940  United Natural Foods                         970,454       345,359            -     1,315,813
                                                                           ---------------------------------------------------------
                                                                                 3,633,598     1,170,999            -     4,804,597
                                                                           ---------------------------------------------------------

                                      HEALTH CARE SERVICES--2.09%
        66,581     14,230     80,811  Five Star Quality Care                       477,386       102,029            -       579,415
        27,980     11,070     39,050  MedQuist                                     808,062       319,702            -     1,127,764
                                                                           ---------------------------------------------------------
                                                                                 1,285,448       421,731            -     1,707,179
                                                                           ---------------------------------------------------------

                                      INSURANCE--1.53%
        55,000     32,650     87,650  FPIC Insurance Group                         781,550       463,956            -     1,245,506
                                                                           ---------------------------------------------------------

                          ABN AMRO/TAMRO SMALL CAP FUND
                             ABN AMRO SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                   SHARES             DESCRIPTION                                                   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   ABN
      ABN         AMRO                                                            ABN           ABN AMRO
  AMRO/TAMRO    Small Cap  Pro Forma                                          AMRO/TAMRO       Small Cap   Pro Forma      Pro Forma
Small Cap Fund    Fund     Combined                                         Small Cap Fund       Fund      Adjustment      Combined
------------------------------------------------------------------------------------------------------------------------------------
                                      MEDICAL PRODUCTS AND
                                      SUPPLIES--2.50%
        31,470     12,670     44,140  Edwards Lifesciences                    $    790,526  $    318,270          $ -  $  1,108,796
        32,900     13,740     46,640  Oakley                                       655,368       273,701            -       929,069
                                                                           ---------------------------------------------------------
                                                                                 1,445,894       591,971            -     2,037,865
                                                                           ---------------------------------------------------------

                                      OIL AND GAS EXTRACTION--3.61%
        83,135     29,320    112,455  Core Laboratories                          1,247,025       439,800            -     1,686,825
        40,000     12,650     52,650  Pioneer Natural Resources                    959,600       303,473            -     1,263,073
                                                                           ---------------------------------------------------------
                                                                                 2,206,625       743,273            -     2,949,898
                                                                           ---------------------------------------------------------

                                      PHARMACEUTICALS--1.47%
        16,206          -     16,206  Omnicare                                     433,348             -            -       433,348
        33,800     14,840     48,640  Pharmacyclics                                207,870        91,266            -       299,136
        27,200     11,970     39,170  United Therapeutics                          326,128       143,520            -       469,648
                                                                           ---------------------------------------------------------
                                                                                   967,346       234,786            -     1,202,132
                                                                           ---------------------------------------------------------

                                      RESTAURANTS--8.71%
        74,000     30,030    104,030  Dave & Buster's                              791,060       321,021            -     1,112,081
        25,375     10,230     35,605  Landry's Restaurants                         702,888       283,371            -       986,259
        37,470     19,440     56,910  Papa John's International                  1,165,317       604,584            -     1,769,901
        48,590     17,340     65,930  Ryan's Family Steak Houses                 1,273,058       454,308            -     1,727,366
        78,785     29,650    108,435  Steak 'n Shake (The)                       1,101,414       414,507            -     1,515,921
                                                                           ---------------------------------------------------------
                                                                                 5,033,737     2,077,791            -     7,111,528
                                                                           ---------------------------------------------------------

                                      RETAIL--8.28%
        24,420          -     24,420  bebe stores                                  546,764             -            -       546,764
        62,360     25,890     88,250  CSK Auto                                     950,990       394,822            -     1,345,812
        44,000     17,140     61,140  Dillard's, Class A                         1,077,560       419,759            -     1,497,319
       100,170     38,310    138,480  Goody's Family Clothing                      882,498       337,511            -     1,220,009
        78,920     33,345    112,265  Pep Boys (The)-Manny,
                                      Moe, & Jack                                1,511,318       638,557            -     2,149,875
                                                                           ---------------------------------------------------------
                                                                                 4,969,130     1,790,649            -     6,759,779
                                                                           ---------------------------------------------------------

                                      TECHNOLOGY--4.03%
        83,440     36,660    120,100  CIBER                                        584,080       256,620            -       840,700
        24,000          -     24,000  Dendrite International                       318,000             -            -       318,000
        35,200     12,200     47,400  eFunds                                       559,680       193,980            -       753,660
        74,280     31,700    105,980  IKON Office Solutions                        965,640       412,100            -     1,377,740
                                                                           ---------------------------------------------------------
                                                                                 2,427,400       862,700            -     3,290,100
                                                                           ---------------------------------------------------------

                                      TELECOMMUNICATIONS
                                      EQUIPMENT--0.80%
        50,372     47,280     97,652  American Tower, Class A                      251,356       235,927            -       487,283
        55,750          -     55,750  SBA Communications                           161,062             -            -       161,062
                                                                           ---------------------------------------------------------
                                                                                   412,418       235,927            -       648,345
                                                                           ---------------------------------------------------------

                                      TOTAL COMMON STOCKS                       56,539,379    21,718,989            -    78,258,368
                                      (COST $44,326,796, $20,398,939
                                      AND $64,725,735)

              PAR VALE
-------------------------------------
                                      CONVERTIBLE BOND--0.56%
     $ 546,000  $ 200,000  $ 746,000  Aether Systems, Subordinated Notes           336,472       123,250            -       459,722
                                                                           ---------------------------------------------------------
                                      TOTAL CONVERTIBLE BOND                       336,472       123,250            -       459,722
                                      (COST $341,396, $125,980             ---------------------------------------------------------
                                      AND $467,376)

                SHARES
-------------------------------------
                                      INVESTMENT COMPANIES--3.62%
             -      8,476      8,476  J.P. Morgan Chase Institutional
                                      Federal Money Market Fund                          -         8,476            -         8,476
        79,270     28,150    107,420  meVC Draper Fisher Jurvetson Fund 1          753,064       267,425            -     1,020,489
       163,567          -    163,567  Deutsche Institutional Treasury
                                      Money Fund                                   163,567             -            -       163,567
     1,758,426          -  1,758,426  Deutsche Institutional Cash
                                      Management Fund                            1,758,426             -            -     1,758,426
                                                                           ---------------------------------------------------------
                                      TOTAL INVESTMENT COMPANIES                 2,675,057       275,901            -     2,950,958
                                      (COST $2,766,488, $271,001           ---------------------------------------------------------
                                      AND $3,037,489)

                                      TOTAL INVESTMENTS--100.05%                59,550,908    22,118,140            -    81,669,048
                                      (COST $47,434,680, $20,795,920
                                      AND $68,230,600)

                                      NET OTHER ASSETS AND
                                      LIABILITIES---0.05%                          (37,573)       (2,975)           -       (40,548)
                                                                           ---------------------------------------------------------
                                      NET ASSETS--100.00%                     $ 59,513,335  $ 22,115,165          $ -  $ 81,628,500
                                                                           =========================================================


                                      REIT  Real Estate Investment Trust

                          ABN AMRO/TAMRO SMALL CAP FUND
                               ABN AMRO SMALL CAP
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2002, the Trust offered twenty-five managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities of the ABN AMRO/TAMRO Small Cap Fund assumes the exchange described in the next paragraph occurred as of April 30, 2002 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each ABN AMRO Fund for the six-month period then ended April 30, 2002.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Small Cap Fund in exchange for shares of the ABN AMRO/TAMRO Small Cap Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Small Cap Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of the funds in carrying out their obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the ABN AMRO Funds incorporated by reference in the Statement of Additional Information.

For the Pro Forma Combining Financial Statements, the ABN AMRO/TAMRO Small Cap Fund's investment advisory fee was computed based on the annual rate of 0.90% of its average daily net assets for the six-months ended April 30, 2002. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each series of the Trust based on the relative net assets of the Trust.

2.       SECURITY VALUATION

The ABN AMRO/TAMRO Small Cap Fund and ABN AMRO Small Cap Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last reported sales price at the close of the respective exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last reported bid and asked prices. The ABN AMRO/TAMRO Small Cap Fund and ABN AMRO Small Cap Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by the adviser in accordance with the guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed.

                          ABN AMRO/TAMRO SMALL CAP FUND
                               ABN AMRO SMALL CAP
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO/TAMRO Small Cap Fund that would have been issued at April 30, 2002 in connection with the proposed reorganization. The pro forma number of shares outstanding of 5,923,427 consists of 49,059 shares assumed issued in the reorganization plus 4,318,625 shares of the ABN AMRO/TAMRO Small Cap Fund at April 30, 2002.

4.       PRO FORMA  ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Small Cap Fund was the ABN AMRO/TAMRO Small Cap Fund for the period November 1, 2002 to April 30, 2002. Investment Advisory and Administration fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO/TAMRO Small Cap Fund based upon the combined net assets of the ABN AMRO Small Cap Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at April 30, 2002.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The ABN AMRO/TAMRO Small Cap Fund will elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and will distribute substantially all of its taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow it to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, there was a $2,914,646 capital loss carry forward on ABN AMRO Small Cap Fund which will expire in 2009.

The ABN AMRO Small Cap Fund will distribute all ordinary income and capital gains, if any, prior to the reorganization.

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60614

                              ABN AMRO GROWTH FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                AUGUST 29, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                                 ABN AMRO FUNDS

         The undersigned Shareholder(s) of the ABN AMRO Growth Fund (the "Fund"), a series of ABN AMRO Funds (the "Trust") hereby appoint(s) Gerald F. Dillenburg, Laura Hlade and Michael Cozzi (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on August 29, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

         All properly executed proxies will be voted as directed herein by the signing Shareholder(s). IF NO DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, SUCH SHARES WILL BE VOTED FOR THE PROPOSAL. Please date, sign and return promptly.

         TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            _________________________________________________________

         THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

         THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the ABN AMRO Growth Fund to the ABN AMRO/Chicago Capital Growth
                  Fund. This transfer will be made in exchange for shares of the ABN AMRO/Chicago Capital Growth Fund, and the shares so received will be distributed to shareholders of the ABN AMRO
                  Growth Fund.

                        [ ] For         [ ] Against       [ ] Abstain

         The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2002



____________________________________    ________________________________________
Signature                               Signature

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60614

                             ABN AMRO SMALL CAP FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS

                                AUGUST 29, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                                 ABN AMRO FUNDS

         The undersigned Shareholder(s) of the ABN AMRO Small Cap Fund (the "Fund"), a series of ABN AMRO Funds (the "Trust") hereby appoint(s) Gerald F. Dillenburg, Laura Hlade and Michael Cozzi (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on August 29, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

         All properly executed proxies will be voted as directed herein by the signing Shareholder(s). IF NO DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, SUCH SHARES WILL BE VOTED FOR THE PROPOSAL. Please date, sign and return promptly.

         TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            _________________________________________________________

         THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

         THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the ABN AMRO Small Cap Fund to the ABN AMRO/TAMRO Small Cap Fund.
                  This transfer will be made in exchange for shares of the ABN
                  AMRO/TAMRO Small Cap Fund and the shares so received will be distributed to shareholders of the ABN AMRO Small Cap Fund.

                       [ ] For        [ ] Against        [ ] Abstain

         The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/ Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2002




____________________________________    ________________________________________
Signature                               Signature

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.          EXHIBITS

(1)(a) Trust Instrument dated September 10, 1993, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 16, 1996.

(1)(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(1)(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on February 22, 1996.

(3)               Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)               Not Applicable.

(6)(a) Investment Advisory Agreement for ABN AMRO/TAMRO Small Cap Fund (formerly Alleghany/TAMRO Small Cap Fund) is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 1, 2001.

(6)(b) Investment Advisory Agreement for ABN AMRO/Chicago Capital Growth Fund (formerly Chicago Trust Growth and Income Fund) is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(7)(a) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(7)(b) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement in Form N-1A as filed via EDGAR on December 28, 2001.

7(c) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(8)               Not Applicable.

(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997, incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 27, 1998.

(9)(b) Amendment No. 2 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(9)(d) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(9)(e) Global Custody Agreement between ABN AMRO Funds and the Chase Manhattan Bank, dated August 13, 1998, including all amendments, is incorporated herein by reference to Exhibit
                  (g)(5) to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2002.

(10)(a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(b) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(10)(c) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(d) 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(e) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(11)              Opinion and Consent of Counsel is filed herewith.

(12) Form of Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus is filed herewith.

(13)(a) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(d) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(13)(e) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(f) Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 28, 1999.

(13)(g) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(h) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(13)(i) Amendment No. 3 to the Administration Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(j) Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(k) Amendment No. 5 to the Administration Agreement is incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 42 to the Registrant's Statement on Form N-1A as filed via EDGAR on June 17, 2002.

(13)(l) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(m) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(5) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(n) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(o) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(13)(p) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(16) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(14)              Consent of Ernst & Young LLP is filed herewith.

(15)              Not Applicable.

(16) Power of Attorney for Trustees of the Registrant is filed herewith.

(17)(a) Prospectus and SAI for the ABN AMRO Funds dated March 1, 2002, are incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2002.

(17)(b) Audited Financial Statements for the ABN AMRO Funds dated October 31, 2001, are incorporated by reference to the Registrant's N-30D filings as filed via EDGAR on January 3, 2002.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 20th day of June, 2002.

                                    ABN AMRO Funds


                                    By   /s/ Kenneth C. Anderson
                                      ------------------------------------------
                                         Kenneth C. Anderson, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

/s/ Leonard F. Amari*                                     Trustee                           June 20, 2002
------------------------------------                                                        -------------
Leonard F. Amari                                                                                Date

/s/ Stuart D. Bilton*                           Chairman, Board of Trustees                 June 20, 2002
------------------------------------                                                        -------------
Stuart D. Bilton                                                                                Date

/s/ Arnold F. Brookstone*                                 Trustee                           June 20, 2002
------------------------------------                                                        -------------
Arnold F. Brookstone                                                                            Date

/s/ Robert Feitler*                                       Trustee                           June 20, 2002
------------------------------------                                                        -------------
Robert Feitler                                                                                  Date

/s/ Robert A. Kushner*                                    Trustee                           June 20, 2002
------------------------------------                                                        -------------
Robert A. Kushner                                                                               Date

/s/ Gregory T. Mutz*                                      Trustee                           June 20, 2002
------------------------------------                                                        -------------
Gregory T. Mutz                                                                                 Date

/s/ Robert B. Scherer*                                    Trustee                           June 20, 2002
------------------------------------                                                        -------------
Robert B. Scherer                                                                               Date

/s/ Nathan Shapiro*                                       Trustee                           June 20, 2002
------------------------------------                                                        -------------
Nathan Shapiro                                                                                  Date

/s/ Denis Springer*                                       Trustee                           June 20, 2002
------------------------------------                                                        -------------
Denis Springer                                                                                  Date

/s/ James Wynsma*                                         Trustee                           June 20, 2002
------------------------------------                                                        -------------
James Wynsma                                                                                    Date

/s/ Kenneth C. Anderson                                  President                          June 20, 2002
------------------------------------           (Principal Executive Officer)                -------------
Kenneth C. Anderson                                                                             Date

/s/ Gerald F. Dillenburg                    Senior Vice President, Secretary &              June 20, 2002
------------------------------------         Treasurer (Principal Accounting &              -------------
Gerald F. Dillenburg                                Financial Officer)                          Date


-------------
* Gerald F. Dillenburg signs this document pursuant to power of attorney filed herewith.

                                  EXHIBIT INDEX

Ex. 99.11     Opinion and Consent of Counsel.

Ex. 99.12     Form of Opinion and Consent of Tax Counsel Supporting Tax Matters.

Ex. 99.14     Consent of Ernst & Young LLP.

Ex. 99.16     Power of Attorney.